Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Summary of Financial Information of Material Non-Controlling Interest
Summarized financial information of Ambev and Budweiser APAC, in which the company has material non-controlling
interests, is as follows:

	Ambev		Budweiser APAC
Million US dollar	31 December 2024	31 December 2023	31 December 2024	31 December 2023

Summarized statement of financial position information
Current assets	8 746	7 552	3 824	4 259
Non-current assets	17 498	19 846	10 945	11 975
Current liabilities	7 976	8 470	3 924	4 649
Non-current liabilities	2 186	2 374	605	735
Equity attributable to equity holders	15 930	16 312	10 184	10 785
Non-controlling interests	151	242	56	65

	Ambev			Budweiser APAC
Million US dollar	2024	2023	2022	2024	2023	2022

Summarized income statement and other comprehensive income information
Revenue	16 678	15 920	15 434	6 246	6 856	6 478
Net income	2 768	2 987	2 883	750	880	949

Attributable to:
Equity holders	2 692	2 895	2 800	719	852	913
Non-controlling interests	76	92	84	31	28	36

Net income	2 768	2 987	2 883	750	880	949
Other comprehensive income	1 677	(1 909)	(1 300)	(694)	(286)	(812)
Total comprehensive income	4 445	1 078	1 584	56	594	137

Attributable to:
Equity holders	4 337	1 011	1 517	33	567	105
Non-controlling interests	108	67	67	23	27	32

Summarized cash flow information
Cash flow from operating activities	4 866	4 934	3 997	1 135	1 811	1 577
Cash flow from investing activities	(1 019)	(1 151)	(969)	(409)	(447)	(440)
Cash flow from financing activities	(1 930)	(3 218)	(3 164)	(903)	(621)	(500)
Net increase/(decrease) in cash and cash equivalents	1 917	565	(136)	(177)	743	637